Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts	$ 0	$ 0
Rental expense	44,419	65,702
Total revenue	74,525,434	46,200,949	$ 51,149,326
Company received government subsidies	908,051	0	0
Foreign currency translation gain (loss) adjustment	$ 3,261,889	(843,850)	(762,728)
Number of segments	3
Cash equivalents	$ 52,410,472	25,022,199
Sublease [Member]
Significant Accounting Policies (Details) [Line Items]
Total revenue	$ 147,663	$ 214,319	$ 183,903
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	10 years